Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Nov. 30, 2018		18,252,243
Balance, amount at Nov. 30, 2018	$ 4,102,307	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)
Stock options to employees (Note 11)	264,568	$ 0	264,568	0	0
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 14), shares		3,823,334
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 14), amount	27,953	$ 1,007,658	(979,705)	0	0
Shares issued upon exercise of DSUs (Note 12), shares		10,279
Shares issued upon exercise of DSUs (Note 12), amount	0	$ 225,612	(225,612)	0	0
Beneficial conversion feature related to Debentures (Note 7)	8,639	0	8,639	0	0
Deferred tax expense related to beneficial conversion feature (Note 15)	(11,042)	0	(11,042)	0	0
Net loss	(8,084,646)	$ 0	0	0	(8,084,646)
Balance, shares at Nov. 30, 2019		22,085,856
Balance, amount at Nov. 30, 2019	(3,692,221)	$ 45,561,222	44,167,721	284,421	(93,705,585)
Stock options to employees (Note 11)	71,645	$ 0	71,645	0	0
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 14), shares		1,592,249
Shares issued upon exercise of 2018 Pre-Funded Warrants (Note 14), amount	0	$ 583,180	(583,180)	0	0
Beneficial conversion feature related to Debentures (Note 7)	697,952	0	697,952	0	0
Net loss	(3,390,965)	$ 0	0	0	(3,390,965)
Balance, shares at Nov. 30, 2020		23,678,105
Balance, amount at Nov. 30, 2020	(6,313,589)	$ 46,144,402	44,354,138	284,421	(97,096,550)
Stock options to employees (Note 11)	11,985	0	11,985	0	0
Beneficial conversion feature related to Debentures (Note 7)	354,167	0	354,167	0	0
Deferred tax expense related to beneficial conversion feature (Note 15)	(93,854)	0	(93,854)	0	0
Net loss	(5,145,155)	$ 0	0	0	(5,145,155)
Proceeds from private placemtn financing (Note 10), shares		9,414,560
Proceeds from private placemtn financing (Note 10), amount	3,069,448	$ 3,069,448	0	0	0
Cost of private placement financing (Note 10)	(38,220)	$ (38,220)	0	0	0
Balance, shares at Nov. 30, 2021		33,092,665
Balance, amount at Nov. 30, 2021	$ (8,155,218)	$ 49,175,630	$ 44,626,436	$ 284,421	$ (102,241,705)